Leases - Summary of the lease payments for low-value assets and short-term leases (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Low-value assets		₩ 6,888	₩ 5,885
Short-term lease	[1]	268	766
Total		₩ 7,156	₩ 6,651

[1]	The payments for leases with terms less than 1 month are included.